Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Centre Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001517238
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Aug. 21, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 21, 2020
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Centre Global Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CENTRE FUNDS

Centre Global Infrastructure Fund

Supplement Dated August 21, 2020 to Prospectus

Dated January 28, 2020

The section of the Centre Global Infrastructure Fund’s (the “Fund”) Prospectus entitled "Summary of Centre Global Infrastructure Fund – Fees and Expenses of the Fund – Annual Fund Operating Expenses” is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)
Shareholder Service Fees	0.07%	0.04%
Remaining Other Expenses (2)	0.66%	0.66%
Total Annual Fund Operating Expenses	1.83%	1.55%
Fee Waiver and/or Reimbursement (3)	(0.46)%	(0.41)%
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursement)	1.37%	1.14%

[1]	Other Expenses in the table above have been restated to reflect current fees. The operating expenses in this table may not correlate to the expense ratio in the Fund’s financial highlights.

[2]	“Remaining Other Expenses” include acquired fund fees and expenses, which were less than 0.01% of the average net assets of the Fund. Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

[3]	Centre Asset Management, LLC has contractually agreed to reduce its advisory fees and/or reimburse other expenses of the Fund for an initial period of not less than two years and until the next following effective date of the post-effective amendment to the registration statement of Centre Funds relating to the Fund (on or about January 29, 2021) incorporating the Fund’s financial statements for that fiscal year to the extent necessary to limit the current operating expenses of the Fund, including investment advisory fees, but excluding, as applicable, any taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.05% of the average daily net assets of the Investor Class shares and 1.10% of the average daily net assets of the Institutional Class shares.

Effective August 21, 2020, the section of the Fund's Prospectus entitled "Summary of Centre Global Infrastructure Fund – Fees and Expenses of the Fund – Example” is hereby deleted in its entirety and replaced with the following:

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the expense limitation agreement is in effect for one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$139	$531	$947	$2,107
Institutional Class	$116	$449	$806	$1,808

* * * * * * *

You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated January 28, 2020. These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-298-4236. Please retain this Supplement for future reference.